CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash	$ 2,441,842	$ 1,121,092
Accounts receivable, net	1,462,463	3,418,263
Contract assets	641,947	425,722
Inventory	1,526,165	1,428,360
Prepaid expenses and other current assets	184,478	441,320
Total Current Assets	6,256,895	6,834,757
Property and equipment, net	726,507	629,490
Operating lease right of use asset	4,373,155	4,689,931
Security deposit	550,000	600,000
OTHER ASSETS:
Note Receivable, net	153,750
Patents and trademarks, net	129,140	69,733
Software development costs, net	652,838	265,208
Total Other Assets	935,728	334,941
TOTAL ASSETS	12,842,285	13,089,119
CURRENT LIABILITIES:
Accounts payable	595,634	2,290,390
Notes payable - financing agreements	41,976	74,575
Accrued expenses	164,113	453,023
Equipment financing payable-current portion		22,851
Operating lease obligations-current portion	779,087	696,869
Contract liabilities	1,666,243	957,997
Total Current Liabilities	3,247,053	4,495,705
Operating lease obligations, less current portion	4,228,718	4,542,943
Total Liabilities	7,475,771	9,038,648
Commitments and Contingencies (Note 10)
STOCKHOLDERS' EQUITY:
Common stock: $0.001 par value; 500,000,000 shares authorized, 7,306,663 and 7,156,876 shares issued, 7,305,339 and 7,155,552 shares outstanding at December 31, 2023 and December 31, 2022, respectively	7,306	7,156
Additional paid-in-capital	69,120,199	56,562,600
Accumulated deficit	(63,603,552)	(52,361,834)
Sub-total	5,523,966	4,207,923
Less: Treasury stock (1,324 shares of common stock at December 31, 2023 and December 31, 2022)	(157,452)	(157,452)
Total Stockholders' Equity	5,366,514	4,050,471
Total Liabilities and Stockholders' Equity	12,842,285	13,089,119
Convertible Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, value
Convertible Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, value
Convertible Series C Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, value
Convertible Series D Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, value	1	1
Convertible Series E Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, value	12
Convertible Series F Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, value